Expense Example {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - K PRO-09 - Fidelity Advisor® Value Strategies Fund - Fidelity Advisor Value Strategies Fund-Class K
Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930